Net Interest Income (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Net Interest Income
Net interest income for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Interest income from:
Deposits with banks (1)	¥781,018	¥652,041	¥604,264
Call loans and bills bought	123,464	183,979	204,232
Reverse repurchase agreements and cash collateral on securities borrowed	580,521	387,823	204,133
Investment securities	665,482	625,735	493,708
Loans and advances	4,778,258	4,867,163	4,438,061

Total interest income	6,928,743	6,716,741	5,944,398

Interest expense from:
Deposits	2,217,942	2,240,605	2,173,245
Call money and bills sold	39,826	48,064	43,821
Repurchase agreements and cash collateral on securities lent	870,586	873,359	764,578
Borrowings	197,216	209,780	197,065
Debt securities in issue	704,400	738,122	740,769
Premiums for deposit insurance	30,445	29,186	26,333
Others	35,643	63,191	107,824

Total interest expense	4,096,058	4,202,307	4,053,635

Net interest income	¥2,832,685	¥2,514,434	¥1,890,763

(1)
From the fiscal year ended March 31, 2025, interest income from deposits with the Bank of
Japan
has been classified as “Interest income from deposits with banks.” Comparative amounts have been reclassified to conform to the current presentation.